Business	12 Months Ended
Dec. 31, 2011
Business
Business

(1) Business

        HCP, Inc., an S&P 500 company, is a Maryland corporation that is organized to qualify as a real estate investment trust ("REIT") which, together with its consolidated entities (collectively, "HCP" or the "Company"), invests primarily in real estate serving the healthcare industry in the United States. The Company acquires, develops, leases, manages and disposes of healthcare real estate and provides financing to healthcare providers.